Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies
15.	Commitments and Contingencies

Leases

The Company leases certain of its properties under leases that expire on various dates through 2023. Some of these agreements include escalation clauses and provide for renewal options ranging from one to five years. Leases with an initial term of 12 months or less and immaterial leases are not recorded on the balance sheet (refer to Note 14, Leases, for amounts expensed during the three and nine months ended September 30, 2021 and 2020).

Proposed acquisition

On April 13, 2021, Spectrum, SVC, Inc., Secure Voice Corp. (“SVC”) and Telecom Assets Corp. (the “Seller”) entered into a Stock Purchase Agreement (the “Agreement”) whereby the Seller agreed to sell SVC to Spectrum, in exchange for $2,500,000 in cash and up to $6,500,000 (less up to $2,000,000 in assumed liabilities) of a newly established series of convertible preferred stock of Spectrum. The closing of the transaction contemplated by the Agreement is subject to certain closing conditions, as set forth in the Agreement.

The business being purchased by Spectrum is a wholesale network services provider with network footprint and licenses in the Northeast and Southeast United States as well as Texas. This network carries VoIP and other traffic for other service providers. A transition services agreement will be entered into in order to begin the integration process prior to the closing of the transaction. As of September 30, 2021, the Company had a receivables balance from SVC of $912,692, which is included in other assets.

On November 4, 2021, the proposed acquisition was closed (refer to Note 17, Subsequent Events, for additional detail).

Spectrum Global Solutions, Inc. [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies
15.	Commitments and Contingencies

Leases

The Company leases certain of its properties under leases that expire on various dates through 2023. Some of these agreements include escalation clauses and provide for renewal options ranging from one to five years. Leases with an initial term of 12 months or less and immaterial leases are not recorded on the balance sheet (refer to Note 14, Leases, for amounts expensed during the year ended December 31, 2020 and 2019).

WaveTech GmbH Share Purchase Agreement

On July 15, 2019, the Company entered into a share purchase agreement with WaveTech GmbH, a German corporation.

The merger of WaveTech GmbH into the Company was to be effected through a sale and exchange of shares and cash. Pursuant to the share purchase agreement, the Company was to acquire all right, title and interest in all of the issued and outstanding shares of stock of WaveTech GmbH in exchange for the issuance of the Company’s Series C preferred stock as well as the assumption by the Company of $8,507,557 of WaveTech GmbH debt (refer to Note 3, Disposals of Subsidiaries, for additional detail). The Company was to receive $3,000,000 in cash at or before consummation of the transactions contemplated by the share purchase agreement (the “Transactions”). Upon consummation of the Transactions, the current WaveTech GmbH shareholders would have beneficially owned a majority of the outstanding shares of the Company.

The consummation of the Transactions was also subject to the satisfaction or waiver (if permitted by law) of certain closing conditions, including, among other things, (i) the accuracy of the representations and warranties of the parties in all material respects and (ii) the performance of and compliance with the covenants of the parties in all material respects.

The parties were required to use commercially reasonable efforts to cause to be taken and to do or cause to be done all actions and things as are necessary under the terms of the share purchase agreement or under applicable law, in order to consummate the Transactions. The parties were also required to, among other things, cooperate in all respects with each other in connection with any filing or submission to any governmental authority in connection with the Transactions.

The share purchase agreement also contained certain termination rights for both the Company and WaveTech GmbH, including that the Company or WaveTech GmbH could have terminated the share purchase agreement if WaveTech GmbH had not obtained executed assignment agreements from its shareholders holding an aggregate of (i) fifty one percent (51%) of the issued and outstanding shares of WaveTech GmbH by the date that was ninety (90) days following the date of the share purchase agreement and (ii) ninety percent (90%) of the issued and outstanding shares of WaveTech GmbH by March 31, 2020.

On November 14, 2019, the Company entered into Amendment Number 1 of the share purchase agreement and acquired approximately 60% of the outstanding shares of WaveTech GmbH. In connection with the Company acquiring these shares, the Company’s board appointed Dag Valand to be a director of the Company and appointed Silas Poel to be the Company’s Chief Operating Officer and director. Mr. Valand is the CEO and co-founder of WaveTech GmbH and Mr. Poel is the Chief Operating Officer of WaveTech GmbH. Additionally, on February 19, 2020, the Company’s board appointed Brynjar Meling to be a director of the Company. Mr. Meling previously served as a director of WaveTech GmbH.

As of December 31, 2019, the Company had received $2,989,978 in cash from WaveTech GmbH. Additionally, the Company recorded a foreign exchange loss of $10,022 in the consolidated statement of operations for the year ended December 31, 2019. During the year ended December 31, 2020, the Company received an additional $319,972 in cash from WaveTech GmbH.

On April 14, 2020, the Company entered into Amendment Number 2 of the share purchase agreement. This amendment primarily related to conversion terms for the Company’s Series C preferred stock (refer to Note 12, Preferred Stock, for additional detail).

During the year ended December 31, 2020, the Company obtained additional executed assignment agreements from shareholders holding an aggregate of 30% of the issued and outstanding shares of WaveTech GmbH. As a result, the Company had obtained executed assignment agreements from shareholders holding an aggregate of 90% of the issued and outstanding shares of WaveTech GmbH.

On September 30, 2020, the Company sold its interest in WaveTech GmbH (refer to Note 3, Disposals of Subsidiaries, for additional detail). Prior to the sale, The Company determined that the acquisition had not been completed for accounting purposes because the Series C preferred stock shares were never issued. Additionally, Mr. Poel resigned from his position as Chief Operating Officer and Mr. Valand, Mr. Poel, and Mr. Meling resigned their positions as members of the Board of Directors.

Oasis Capital, LLC Equity Purchase Agreement and Registration Rights Agreement

On August 29, 2019, the Company entered into an equity purchase agreement and registration rights agreement with Oasis Capital, LLC, a Puerto Rico limited liability Company. Under the terms of the equity purchase agreement, Oasis Capital agreed to purchase from the Company up to $2,500,000 of the Company’s common stock upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the SEC and subject to certain limitations and conditions set forth in the equity purchase agreement.

Following effectiveness of the Registration Statement, and subject to certain limitations and conditions set forth in the equity purchase agreement, the Company shall have the discretion to deliver put notices to Oasis Capital and Oasis Capital will be obligated to purchase shares of the Company’s common stock, par value $0.00001 per share based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to Oasis Capital in each put notice shall not exceed the lesser of $250,000 or two hundred percent (200%) of the average daily trading volume of the Company’s common stock during the ten (10) trading days preceding the put. Pursuant to the equity purchase agreement, Oasis Capital and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s common stock to Oasis Capital that would result in Oasis Capital’s beneficial ownership of the Company’s outstanding common stock exceeding 9.99%. The price of each put share shall be equal to eighty five percent (85%) of the market price (as defined in the equity purchase agreement). Puts may be delivered by the Company to Oasis Capital until the earlier of (i) the date on which Oasis Capital has purchased an aggregate of $2,500,000 worth of common stock under the terms of the equity purchase agreement, (ii) August 29, 2022, or (iii) written notice of termination delivered by the Company to Oasis Capital, subject to certain equity conditions set forth in the equity purchase agreement.

As of February 19, 2021, the Company had not received the funds described in the equity purchase agreement and has not filed the Registration Statement with the SEC.

On February 19, 2021, the Company entered into a new agreement with Oasis Capital which terminated the obligations of the August 29, 2019 agreement (refer to Note 19, Subsequent Events, for additional detail).